Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Translation Adjustment	Other comprehensive loss [Member]
Balance, Amount at Dec. 31, 2019	$ (156,682)	$ 405,164	$ 0	$ 4,207,786	$ (4,769,632)	$ 0
Balance, Shares at Dec. 31, 2019		40,516,351
Issuance Of Stock For Compensation, Shares		1,149,821
Issuance Of Stock For Compensation, Amount		$ 11,498	0	283,192	0	0
Net loss	(1,450,623)	$ 0	0	0	(1,450,623)	0
Issuance Of Stock For Cash, Shares		400,000
Balance, Amount at Dec. 31, 2020	(838,278)	$ 420,662	$ 420,662	4,961,315	(6,220,255)	0
Balance, Shares at Dec. 31, 2020		42,066,172	42,066,172
Net loss	(534,006)				(534,006)
Share-based compensation	94,105			94,105
Balance, Amount at Mar. 31, 2021	(1,278,179)	$ 0	$ 420,662	5,055,420	(6,754,261)		$ 0
Balance, Shares at Mar. 31, 2021		42,066,172	42,066,172
Balance, Amount at Dec. 31, 2020	(838,278)	$ 420,662	$ 420,662	4,961,315	(6,220,255)	0
Balance, Shares at Dec. 31, 2020		42,066,172	42,066,172
Issuance Of Stock For Compensation, Shares		237,415
Net loss	(3,888,661)	$ 0	$ 0	0	(3,888,661)	0
Translation Adjustment	5,800	$ 0	0	0	0	5,800
Conversion Of Convertible Notes Into Common Stock, Shares		1,905,321
Conversion Of Convertible Notes Into Common Stock, Amount	476,329	$ 19,053	0	457,276	0	0
Issuance Of Common Stock For Intangible Assets, Shares		100,000,000
Issuance Of Stock For Options, Shares		170,400
Acquisition Of Intangible Assets And Equipment	(5,773,130)			(5,773,130)
Balance, Amount at Dec. 31, 2021	10,197,107	$ 1,443,793	0	18,856,430	(10,108,916)	$ 5,800	5,800
Balance, Shares at Dec. 31, 2021		144,379,308
Net loss	(2,099,895)		0		(2,099,895)
Share-based compensation	43,443		$ 0	43,443
Translation Adjustment	(58,059)						(58,059)
Balance, Amount at Mar. 31, 2022	$ 8,082,596	$ 0		$ 18,899,873	$ (12,208,811)		$ (52,259)
Balance, Shares at Mar. 31, 2022		144,379,308	144,379,308